Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Other Operating Expenses
The following items are included within other operating expenses:

	Notes	2022 £m	2021 £m	2020 £m
Other operating expenses		9,018	7,468	7,667
The following items are included within other operating expenses:
Master settlement agreement	6(b),(d)	2,387	2,486	2,783
Marketing costs in operating expenses	6(c)	1,160	1,242	1,096
Inventory write-offs	20	250	215	309
Research and development expenses (excluding employee benefit costs and depreciation)	6(e)	138	141	121
Loss on disposal of businesses	6(f)	(6)	358	—
Excise, VAT and penalties in respect of disputes in Turkey, South Korea and Russia	6(g)	—	26	(40)
Charges in respect of DOJ investigation	6(h)	450	—	—
Charges in respect of assets held-for-sale	6(j)	612	—	—
Charges in respect of Nigerian FCCPC case	6(i)	79	—	—
Social contribution expense related to Brazil VAT case		12	—	—
Exchange differences		92	19	(29)
Hedge ineffectiveness within operating profit		36	(5)	(3)
Expenses relating to short-term leases		11	8	10
Expenses relating to leases of low-value assets		1	1	1
Gains arising from sale and leaseback transactions		—	—	(1)
Auditor’s remuneration	6(k)	29	27	28

Summary of Auditor"s Remuneration
(k) Auditor’s remuneration

	2022 £m	2021 £m	2020 £m
Auditor’s remuneration
Total expense for audit services pursuant to legislation:
–fees to KPMG LLP for Parent Company and Group audit	9.4	8.7	8.7
–fees to KPMG LLP firms and associates for local statutory and Group reporting audits	11.0	9.5	9.9
Total audit fees expense - KPMG LLP firms and associates	20.4	18.2	18.6
Audit fees expense to other firms	0.2	0.2	0.2
Total audit fees expense	20.6	18.4	18.8
Fees to KPMG LLP firms and associates for other services:
–audit-related assurance services	7.1	8.0	8.5
–other assurance services	0.9	0.3	0.5
–tax advisory services	—	—	—
–tax compliance	—	—	—
–audit of defined benefit schemes of the Company	0.2	0.4	0.5
–other non-audit services	—	—	—
	8.2	8.7	9.5